UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name: Stairway Partners, LLC
      Address: 2215 York Road
       	       Suite 515
      	       Oak Brook, IL 60523
      Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Terhaar
Title: Managing Principal and Chief Compliance Officer
Phone: 630-371-2626

Signature, 		Place, 			and Date of Signing:
Kevin Terhaar		Oak Brook, IL		January 20, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 7
Form 13F Information Table Value Total: $116,396

List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED    NONE
ISHARES TRUST      MSCI VALUE INDEX    464288877    1969      48550     SH         SOLE                   48550    0         0
ISHARES TRUST      MSCI GROWTH INDEX   464288885    1840      40475     SH         SOLE                   40475    0         0
ISHARES TRUST      MSCI EAFE INDEX     464287465    43577     971401    SH         SOLE                   971401   0         0
ISHARES TRUST      RUSSELL 3000        464287689    49811     957898    SH         SOLE                   957898   0         0
ISHARES TRUST      MSCI EMER MKTS      464287234    97        3900      SH         SOLE                   3900     0         0
SPDR TRUST         UNIT SERIES 1       78462F103    4498      49850     SH         SOLE                   49850    0         0
VANGUARD INTL EQ   EMER MKT ETF        922042858    8491      360241    SH         SOLE                   360241   0         0